Derivative Instruments Accounted for at Fair Value - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 13, 2025	Aug. 05, 2025	Jun. 24, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, fair value	$ (847)	$ 7,191
Unrealized gain (loss) on derivatives	(4,678)	(7,483)	$ (7,282)
Realized loss on non-designated derivative instruments	$ (1,228)	0	$ 0
Interest rate calculation, reset period	3 months
May 2025 Senior Secured Term Loan and RCF
Derivative Instruments, Gain (Loss) [Line Items]
Fixed rate	5.31%
March 2023 Secured Term Loan
Derivative Instruments, Gain (Loss) [Line Items]
Fixed rate	5.75%
August 2024 Secured Term Loan and RCF
Derivative Instruments, Gain (Loss) [Line Items]
Fixed rate	5.46%
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Fixed rate	3.93%
Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Fixed rate	5.75%
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, fair value	$ (800)	7,200
Unrealized gain (loss) on derivatives	(4,700)	(7,500)
Realized loss on non-designated derivative instruments	$ (1,200)	$ 0
Interest Rate Swap | May 2025 Senior Secured Term Loan and RCF
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument hedged (as a percent)						79.00%
Interest Rate Swap | March 2023 Secured Term Loan
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument hedged (as a percent)					75.00%
Interest Rate Swap | August 2024 Secured Term Loan and RCF
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument hedged (as a percent)				100.00%